Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 7,405,828		¥ 5,929,888	¥ 4,532,553
Marketing and promotional expenses	3,408,931		2,642,531	1,775,539
Rental and related expenses	1,930,423		1,683,929	1,336,575
Professional services	561,284		550,011	944,160
IT consumable, office supply and other low value consumable	541,782		581,193	545,498
Depreciation and amortization expenses	882,860		672,669	484,363
Other Taxes and Surcharges	409,690		290,456	285,076
Travel and entertainment expenses	147,180		218,396	162,924
Expected credit losses	(3,761)	$ (515)	(26,315)	48,707
Others	456,840		341,798	421,724
Total	¥ 15,741,057	$ 2,156,516	¥ 12,884,556	¥ 10,537,119